Document And Entity Information	9 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	AYTU BIOSCIENCE, INC
Entity Central Index Key	0001385818
Entity Filer Category	Smaller Reporting Company
Trading Symbol	AYTU
Amendment Flag	false